Revenues - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue recognized contract liability	¥ 10,723	$ 1,533	¥ 16,118	¥ 4,309